UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22986

abrdn ETFs

(Exact name of registrant as specified in charter)

1900 Market Street, Suite 200

Philadelphia, Pennsylvania 19103

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (844) 383-7289

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (BCD)

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$15	0.30%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of June 30, 2025

Total Net Assets	$279,789,331
Total Number of Portfolio Holdings	64
Portfolio Turnover RateFootnote Reference(*)	0%
Footnote	Description
Footnote(*)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (BCD)

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of June 30, 2025. The percentages indicated are based on the notional value of futures contracts held by the Fund.

Sector AllocationFootnote Reference* (%)

Value	Value
Agriculture	29.1%
Energy	27.9%
Precious Metals	22.1%
Industrial Metals	15.5%
Livestock	5.4%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Top Ten Fund Holdings* (%)

Gold 100 oz. future	17.1%
Natural gas future	9.7%
Brent crude future	6.4%
Copper future	6.2%
Soybean future	5.8%
WTI crude future	5.6%
Silver future	5.1%
Corn future	4.9%
PRI Aluminum future	4.1%
Soybean Oil future	4.1%

Material Fund Changes

Below is a summary of certain changes for the Fund since January 1, 2025. For more information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 844-383-7289. The QR code can be used to access the Fund's prospectus, financial information and holdings.

ALPS Distributors, Inc. ("ALPS") is the distributor for the series of abrdn ETFs. ALPS is not affiliated with the Adviser.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (BCD)

abrdn Bloomberg All Commodity Strategy K-1 Free ETF (BCI)

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the abrdn Bloomberg All Commodity Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	$13	0.26%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of June 30, 2025

Total Net Assets	$1,581,597,223
Total Number of Portfolio Holdings	54
Portfolio Turnover RateFootnote Reference(*)	0%
Footnote	Description
Footnote(*)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF (BCI)

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of June 30, 2025. The percentages indicated are based on the notional value of futures contracts held by the Fund.

Sector AllocationFootnote Reference* (%)

Value	Value
Agriculture	28.9%
Energy	27.5%
Precious Metals	22.0%
Industrial Metals	15.6%
Livestock	6.0%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Top Ten Fund Holdings* (%)

Gold 100 oz. future	16.9%
Natural gas future	8.5%
Brent crude future	6.6%
Copper future	6.2%
Soybean future	5.9%
WTI crude future	5.8%
Silver future	5.1%
Corn future	4.8%
PRI Aluminum future	4.1%
Soybean Oil future	4.1%

Material Fund Changes

Below is a summary of certain changes for the Fund since January 1, 2025. For more information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 844-383-7289. The QR code can be used to access the Fund's prospectus, financial information and holdings.

ALPS Distributors, Inc. ("ALPS") is the distributor for the series of abrdn ETFs. ALPS is not affiliated with the Adviser.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF (BCI)

abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (BCIM)

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	$21	0.40%
Footnote	Description
Footnote*	Annualized

Fund Statistics as of June 30, 2025

Total Net Assets	$21,572,449
Total Number of Portfolio Holdings	33
Portfolio Turnover RateFootnote Reference(*)	0%
Footnote	Description
Footnote(*)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (BCIM)

What did the Fund invest in?

The tables below show the investment makeup of the Fund as of June 30, 2025. The percentages indicated are based on the notional value of futures contracts held by the Fund.

Sector AllocationFootnote Reference* (%)

Value	Value
Copper	40.2%
Aluminum	26.3%
Nickel	14.4%
Zinc	13.1%
Lead	6.0%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Top Fund Holdings* (%)

Copper future	40.2%
Aluminum future	26.3%
Nickel future	14.4%
Zinc future	13.1%
Lead future	6.0%

Material Fund Changes

Below is a summary of certain changes for the Fund since January 1, 2025. For more information, you may refer to the Fund's current prospectus dated May 1, 2025 available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Effective May 1, 2025, abrdn Inc. (the “Adviser”) eliminated the contractual management fees payable by the wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) to the Adviser. Since the Fund's inception, the Adviser contractually waived (pursuant to a subsidiary fee waiver agreement) the management fees that it received from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at aberdeeninvestments.com/us/literature or call 844-383-7289. The QR code can be used to access the Fund's prospectus, financial information and holdings.

ALPS Distributors, Inc. ("ALPS") is the distributor for the series of abrdn ETFs. ALPS is not affiliated with the Adviser.

abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (BCIM)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)       Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 7 of this Form N-CSR.

(b)       Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

abrdn ETFs
Financial Statements and Other Information
June 30, 2025
abrdn Bloomberg All Commodity Strategy K-1 Free ETF | BCI | NYSE Arca
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | BCD | NYSE Arca
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF | BCIM | NYSE Arca

abrdn ETFs

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF

June 30, 2025 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—94.9%
MONEY MARKET FUNDS—4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27% (a)	74,738,645	$ 74,738,645
Total Money Market Funds		74,738,645
U.S. TREASURIES—90.2%
U.S. Treasury Bills
4.22%, 07/01/2025 (b)	$65,000,000	65,000,000
4.17%, 07/03/2025 (b)	63,000,000	62,985,317
4.23%, 07/08/2025 (b)	65,000,000	64,947,553
4.22%, 07/10/2025 (b)	64,000,000	63,933,067
4.16%, 07/15/2025 (b)	75,000,000	74,878,531
4.22%, 07/17/2025 (b)	65,000,000	64,880,400
4.15%, 07/22/2025 (b)	72,000,000	71,825,588
4.19%, 07/24/2025 (b)	65,000,000	64,827,140
4.22%, 07/29/2025 (b)	66,000,000	65,786,890
4.21%, 07/31/2025 (b)(c)	65,000,000	64,775,547
4.23%, 08/05/2025 (b)	67,000,000	66,722,883
4.22%, 08/07/2025 (b)(c)	65,000,000	64,716,611
4.33%, 08/12/2025 (b)	75,000,000	74,624,844
4.24%, 08/14/2025 (b)(c)	65,000,000	64,658,548
4.33%, 08/19/2025 (b)	72,000,000	71,578,943
4.24%, 08/21/2025 (b)(c)	66,000,000	65,598,464
4.23%, 08/28/2025 (b)(c)	66,000,000	65,540,640
4.24%, 09/04/2025 (b)	68,000,000	67,478,501
4.26%, 09/11/2025 (b)	75,000,000	74,364,000
4.2%, 09/18/2025 (b)	75,000,000	74,306,569
4.2%, 09/25/2025 (b)	73,000,000	72,268,374
Total U.S. Treasuries		1,425,698,410
Total Short-Term Investments		1,500,437,055
Total Investments (Cost $1,500,437,934)—94.9%		1,500,437,055
Other Assets in Excess of Liabilities—5.1%		81,160,168
Net Assets—100.0%		$1,581,597,223

(a)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2025.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $205,874,850.
As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:
Federal Tax Cost	$1,500,438,090
Unrealized Appreciation	$1,020,279
Unrealized Depreciation	(16,181,861)
Net Unrealized Appreciation (Depreciation)	$(15,161,582)
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF  (concluded)

June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	949	7/16/2025	$56,122,989	$61,632,805	$5,509,816
Aluminum LME *	996	9/17/2025	62,140,372	64,741,494	2,601,122
Brent Crude Oil	1,572	9/30/2025	99,931,518	104,915,280	4,983,762
Coffee	377	9/18/2025	49,715,266	42,426,638	(7,288,628)
Copper	773	9/26/2025	95,007,400	98,219,312	3,211,912
Corn	3,703	9/12/2025	78,946,978	75,772,638	(3,174,340)
Cotton	707	12/08/2025	23,993,550	24,083,955	90,405
Gasoline	379	9/29/2025	32,941,735	32,507,740	(433,995)
Gold	808	8/27/2025	269,301,884	267,262,160	(2,039,724)
KC Wheat	1,000	9/12/2025	27,296,763	26,337,500	(959,263)
Lead LME *	273	7/16/2025	12,839,879	13,840,622	1,000,743
Lead LME *	285	9/17/2025	14,180,131	14,573,261	393,130
Lean Hog	825	8/14/2025	36,294,808	35,475,000	(819,808)
Live Cattle	692	8/29/2025	58,333,918	59,200,600	866,682
Low Sulfur Gasoil	617	9/11/2025	38,870,583	40,290,100	1,419,517
Natural Gas	3,865	9/27/2025	141,754,042	134,888,500	(6,865,542)
New York Harbor Ultra Low Sulfur Diesel	337	9/29/2025	30,500,943	31,871,977	1,371,034
Nickel LME *	374	7/16/2025	32,663,792	33,794,191	1,130,399
Nickel LME *	393	9/17/2025	36,118,049	35,831,767	(286,282)
Silver	441	9/26/2025	81,015,341	79,759,260	(1,256,081)
Soybean	1,804	11/14/2025	93,018,462	92,635,400	(383,062)
Soybean Meal	1,753	12/12/2025	53,848,726	50,714,290	(3,134,436)
Soybean Oil	2,049	12/12/2025	59,436,075	64,850,850	5,414,775
Sugar	2,073	10/30/2025	39,118,398	37,612,512	(1,505,886)
Wheat	1,570	9/12/2025	43,404,897	42,252,625	(1,152,272)
WTI Crude Oil	1,428	9/20/2025	91,595,984	91,177,800	(418,184)
Zinc LME *	454	7/16/2025	29,622,048	31,203,761	1,581,713
Zinc LME *	476	9/17/2025	31,619,187	32,756,892	1,137,705
					$995,212
Short Contract Positions
Aluminum LME *	(949)	7/16/2025	(58,929,478)	(61,632,805)	(2,703,327)
Lead LME *	(273)	7/16/2025	(13,464,601)	(13,840,622)	(376,021)
Nickel LME *	(374)	7/16/2025	(34,101,379)	(33,794,191)	307,188
Zinc LME *	(454)	7/16/2025	(29,926,729)	(31,203,761)	(1,277,032)
					$(4,049,192)
					$(3,053,980)

*	London Metal Exchange ("LME") futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

June 30, 2025 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—96.1%
MONEY MARKET FUNDS—3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27% (a)	10,994,844	$ 10,994,844
Total Money Market Funds		10,994,844
U.S. TREASURIES—92.2%
U.S. Treasury Bills
4.22%, 07/01/2025 (b)	$12,000,000	12,000,000
4.18%, 07/03/2025 (b)	12,000,000	11,997,203
4.23%, 07/08/2025 (b)	12,000,000	11,990,318
4.22%, 07/10/2025 (b)(c)	12,000,000	11,987,450
4.16%, 07/15/2025 (b)	13,000,000	12,978,945
4.22%, 07/17/2025 (b)(c)	12,000,000	11,977,920
4.15%, 07/22/2025 (b)	13,000,000	12,968,509
4.2%, 07/24/2025 (b)	12,000,000	11,968,088
4.22%, 07/29/2025 (b)	12,000,000	11,961,253
4.21%, 07/31/2025 (b)	12,000,000	11,958,562
4.23%, 08/05/2025 (b)	12,000,000	11,950,367
4.22%, 08/07/2025 (b)(c)	12,000,000	11,947,682
4.33%, 08/12/2025 (b)	13,000,000	12,934,973
4.24%, 08/14/2025 (b)(c)	12,000,000	11,936,963
4.33%, 08/19/2025 (b)	13,000,000	12,923,976
4.24%, 08/21/2025 (b)(c)	12,000,000	11,926,993
4.23%, 08/28/2025 (b)	12,000,000	11,916,480
4.24%, 09/04/2025 (b)	12,000,000	11,907,971
4.26%, 09/11/2025 (b)	13,000,000	12,889,760
4.2%, 09/18/2025 (b)	13,000,000	12,879,805
4.2%, 09/25/2025 (b)	13,000,000	12,869,710
Total U.S. Treasuries		257,872,928
Total Short-Term Investments		268,867,772
Total Investments (Cost $268,868,189)—96.1%		268,867,772
Other Assets in Excess of Liabilities—3.9%		10,921,559
Net Assets—100.0%		$279,789,331

(a)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2025.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $40,832,625.
As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:
Federal Tax Cost	$268,868,189
Unrealized Appreciation	$10,898,738
Unrealized Depreciation	(10,088,549)
Net Unrealized Appreciation (Depreciation)	$810,189
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF  (concluded)

June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	161	7/16/2025	$10,314,048	$10,456,145	$142,097
Aluminum LME *	172	9/17/2025	11,492,303	11,180,258	(312,045)
Aluminum LME *	176	11/19/2025	10,821,766	11,453,332	631,566
Brent Crude Oil	275	1/31/2026	18,065,607	17,811,750	(253,857)
Coffee	66	12/31/2025	9,126,642	7,291,350	(1,835,292)
Copper	135	12/31/2025	16,124,528	17,374,500	1,249,972
Corn	649	12/31/2025	14,328,950	13,807,475	(521,475)
Cotton	124	12/31/2025	4,276,802	4,224,060	(52,742)
Gasoline	66	11/30/2025	4,998,723	5,109,350	110,627
Gold	142	12/31/2025	45,462,522	47,753,180	2,290,658
KC Wheat	175	12/31/2025	4,867,835	4,812,500	(55,335)
Lead LME *	47	7/16/2025	2,332,753	2,382,818	50,065
Lead LME *	49	9/17/2025	2,515,608	2,505,578	(10,030)
Lead LME *	50	11/19/2025	2,492,513	2,572,575	80,062
Lean Hog	144	12/31/2025	4,877,901	4,825,440	(52,461)
Live Cattle	121	12/31/2025	10,407,288	10,195,460	(211,828)
Low Sulfur Gasoil	108	11/30/2025	6,488,043	6,909,300	421,257
Natural Gas	678	11/30/2025	29,746,468	27,018,300	(2,728,168)
New York Harbor Ultra Low Sulfur Diesel	59	11/30/2025	5,124,156	5,500,169	376,013
Nickel LME *	64	7/16/2025	6,115,280	5,782,963	(332,317)
Nickel LME *	68	9/17/2025	6,788,939	6,199,899	(589,040)
Nickel LME *	69	11/19/2025	6,568,670	6,346,136	(222,534)
Silver	77	12/31/2025	12,985,821	14,096,390	1,110,569
Soybean	316	11/30/2025	16,085,906	16,226,600	140,694
Soybean Meal	307	12/31/2025	9,691,145	8,881,510	(809,635)
Soybean Oil	359	12/31/2025	9,396,987	11,362,350	1,965,363
Sugar	363	3/31/2026	7,062,580	6,887,126	(175,454)
Wheat	275	12/31/2025	7,716,467	7,700,000	(16,467)
WTI Crude Oil	250	11/30/2025	14,865,697	15,515,000	649,303
Zinc LME *	77	7/16/2025	5,529,414	5,292,268	(237,146)
Zinc LME *	82	9/17/2025	5,930,859	5,642,994	(287,865)
Zinc LME *	84	11/19/2025	5,617,978	5,800,368	182,390
					$696,945
Short Contract Positions
Aluminum LME *	(161)	7/16/2025	(10,842,552)	(10,456,145)	386,407
Aluminum LME *	(172)	9/17/2025	(10,495,437)	(11,180,258)	(684,821)
Aluminum LME *	(1)	11/19/2025	(62,207)	(65,076)	(2,869)
Lead LME *	(47)	7/16/2025	(2,409,813)	(2,382,818)	26,995
Lead LME *	(49)	9/17/2025	(2,421,653)	(2,505,578)	(83,925)
Nickel LME *	(64)	7/16/2025	(6,351,976)	(5,782,963)	569,013
Nickel LME *	(68)	9/17/2025	(6,411,661)	(6,199,899)	211,762
Zinc LME *	(77)	7/16/2025	(5,591,550)	(5,292,268)	299,282
Zinc LME *	(82)	9/17/2025	(5,457,937)	(5,642,994)	(185,057)
Zinc LME *	(1)	11/19/2025	(66,065)	(69,052)	(2,987)
					$533,800
					$1,230,745

*	London Metal Exchange ("LME") futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

June 30, 2025 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—91.3%
MONEY MARKET FUNDS—3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27% (a)	776,536	$ 776,536
Total Money Market Funds		776,536
U.S. TREASURIES—87.7%
U.S. Treasury Bills
4.22%, 07/01/2025 (b)	$1,000,000	1,000,000
4.19%, 07/03/2025 (b)	1,000,000	999,767
4.23%, 07/08/2025 (b)	1,000,000	999,193
4.22%, 07/10/2025 (b)	1,000,000	998,954
4.22%, 07/15/2025 (b)	1,000,000	998,380
4.22%, 07/17/2025 (b)(c)	1,000,000	998,160
4.23%, 07/22/2025 (b)	1,000,000	997,578
4.2%, 07/24/2025 (b)(c)	1,000,000	997,341
4.22%, 07/29/2025 (b)	1,000,000	996,771
4.21%, 07/31/2025 (b)	1,000,000	996,547
4.22%, 08/07/2025 (b)(c)	1,000,000	995,640
4.33%, 08/12/2025 (b)	1,000,000	994,998
4.24%, 08/14/2025 (b)	1,000,000	994,747
4.33%, 08/19/2025 (b)	1,000,000	994,152
4.24%, 08/21/2025 (b)	1,000,000	993,916
4.23%, 08/28/2025 (b)	1,000,000	993,040
4.24%, 09/04/2025 (b)	1,000,000	992,331
4.2%, 09/18/2025 (b)	1,000,000	990,754
4.2%, 09/25/2025 (b)	1,000,000	989,978
Total U.S. Treasuries		18,922,247
Total Short-Term Investments		19,698,783
Total Investments (Cost $19,698,731)—91.3%		19,698,783
Other Assets in Excess of Liabilities—8.7%		1,873,666
Net Assets—100.0%		$21,572,449

(a)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2025.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $2,493,315.
As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:
Federal Tax Cost	$19,698,731
Unrealized Appreciation	$1,594,884
Unrealized Depreciation	(621,382)
Net Unrealized Appreciation (Depreciation)	$973,502
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF  (concluded)

June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	98	7/16/2025	$5,788,202	$6,364,610	$576,408
Aluminum LME *	87	9/17/2025	5,421,810	5,655,131	233,321
Copper	68	9/26/2025	8,359,525	8,640,250	280,725
Lead LME *	28	7/16/2025	1,314,403	1,419,551	105,148
Lead LME *	25	9/17/2025	1,243,450	1,278,356	34,906
Nickel LME *	39	7/16/2025	3,398,534	3,523,993	125,459
Nickel LME *	34	9/17/2025	3,125,958	3,099,949	(26,009)
Zinc LME *	47	7/16/2025	3,064,450	3,230,345	165,895
Zinc LME *	41	9/17/2025	2,722,778	2,821,497	98,719
					$1,594,572
Short Contract Positions
Aluminum LME *	(98)	7/16/2025	(6,081,208)	(6,364,610)	(283,402)
Lead LME *	(28)	7/16/2025	(1,381,858)	(1,419,551)	(37,693)
Nickel LME *	(39)	7/16/2025	(3,557,292)	(3,523,993)	33,299
Zinc LME *	(47)	7/16/2025	(3,106,642)	(3,230,345)	(123,703)
					$(411,499)
					$1,183,073

*	London Metal Exchange ("LME") futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated financial statements.

Consolidated Statements of Assets and Liabilities

June 30, 2025 (Unaudited)
	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
ASSETS:
Investments, at cost	$1,500,437,934	$268,868,189	$19,698,731
Investments, at value	1,500,437,055	268,867,772	19,698,783
Cash	1,362	3	–
Deposits at broker for futures contracts	84,784,612	9,816,112	709,096
Interest and dividends receivable	376,356	72,037	4,272
Unrealized appreciation on open futures contracts	31,019,903	10,894,095	1,653,880
Total assets	1,616,619,288	289,650,019	22,066,031
LIABILITIES:
Unrealized depreciation on open futures contracts	34,073,883	9,663,350	470,807
Advisory fees payable	916,169	189,862	21,919
Legal fees	32,013	7,476	856
Total liabilities	35,022,065	9,860,688	493,582
NET ASSETS	$1,581,597,223	$279,789,331	$21,572,449
NET ASSETS CONSIST OF:
Paid in capital	$1,517,593,482	$266,931,347	$21,588,870
Distributable earnings/(accumulated loss)	64,003,741	12,857,984	(16,421)
NET ASSETS	$1,581,597,223	$279,789,331	$21,572,449
Shares (unlimited number of shares authorized, no par value)	76,250,000	8,450,000	1,000,000
Net Asset Value, per share	$20.74	$33.11	$21.57

Amounts listed as “–” are $0 or round to $0.
See accompanying notes to the consolidated financial statements.

Consolidated Statements of Operations

For the Six-Month
Period Ended June 30, 2025 (Unaudited)
	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
INVESTMENT INCOME:
Interest income	$29,762,702	$5,360,603	$487,833
Total Income	29,762,702	5,360,603	487,833
EXPENSES:
Advisory fee (See Note 4)	1,996,821	415,191	52,419
Legal fees and expenses	58,468	12,165	1,372
Total operating expenses before reimbursed/waived expenses	2,055,289	427,356	53,791
Expenses waived and/or reimbursed by Advisor (see Note 4)	(251,970)	(51,098)	(8,703)
Total Net Expenses after Waivers	1,803,319	376,258	45,088
Net Investment Income	27,959,383	4,984,345	442,745
NET REALIZED AND UNREALIZED GAIN (LOSS):
Realized gain on investment transactions	11,230	1,752	16
Realized gain/(loss) on futures contracts	51,571,131	7,175,797	(1,400,638)
Net realized gain/(loss) from investments and future transactions	51,582,361	7,177,549	(1,400,622)
Net change in unrealized appreciation/(depreciation) on investment transactions	(262,728)	(49,707)	(3,979)
Net change in unrealized appreciation/(depreciation) on futures contracts	(15,419,409)	1,166,994	2,442,414
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(15,682,137)	1,117,287	2,438,435
Net realized/unrealized gain/(loss) from investments and future transactions	35,900,224	8,294,836	1,037,813
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,859,607	$13,279,181	$1,480,558
See accompanying notes to the consolidated financial statements.

Consolidated Statements of Changes in Net Assets

For the Periods Indicated
	abrdn Bloomberg All Commodity Strategy K-1 Free ETF		abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF		abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
	Six-Month Period Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six-Month Period Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six-Month Period Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$27,959,383	$50,218,611	$4,984,345	$10,718,106	$442,745	$1,110,336
Net realized gain/(loss) from investments and future transactions	51,582,361	(9,978,414)	7,177,549	(6,250,071)	(1,400,622)	1,456,155
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(15,682,137)	10,608,441	1,117,287	5,830,613	2,438,435	(1,902,029)
Net Increase in Net Assets Resulting from Operations	63,859,607	50,848,638	13,279,181	10,298,648	1,480,558	664,462
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(40,668,594)	–	(8,441,934)	–	(2,062,988)
Return of Capital	–	(96,508)	–	(75,750)	–	(3,988)
Change in net assets from shareholder distributions	–	(40,765,102)	–	(8,517,684)	–	(2,066,976)
CAPITAL TRANSACTIONS: (a)
Proceeds from shares issued	448,296,866	598,322,069	74,503,211	80,635,894	7,823,526	17,471,738
Cost of shares redeemed	(198,466,395)	(146,896,315)	(41,198,225)	(68,416,287)	(5,726,448)	(20,769,940)
Change in net assets from capital transactions	249,830,471	451,425,754	33,304,986	12,219,607	2,097,078	(3,298,202)
Change in net assets	313,690,078	461,509,290	46,584,167	14,000,571	3,577,636	(4,700,716)
NET ASSETS:
Beginning of period	1,267,907,145	806,397,855	233,205,164	219,204,593	17,994,813	22,695,529
End of period	$1,581,597,223	$1,267,907,145	$279,789,331	$233,205,164	$21,572,449	$17,994,813
SHARE TRANSACTIONS:
Beginning of period	64,350,000	41,600,001	7,450,000	7,150,001	900,000	1,050,000
Issued	21,550,000	30,200,000	2,250,000	2,500,000	375,000	725,000
Redeemed	(9,650,000)	(7,450,001)	(1,250,000)	(2,200,001)	(275,000)	(875,000)
Shares outstanding, end of period	76,250,000	64,350,000	8,450,000	7,450,000	1,000,000	900,000

(a)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.
Amounts listed as “–” are $0 or round to $0.
See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

For the Periods Indicated

	Selected Data For A Share Outstanding Throughout The Periods Indicated
	Per Share Operating Performance
	Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain (loss) on investments	Total Investment Activities	Net investment income	Tax return of Capital	Total distributions
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Six Months Ended June 30, 2025 *	$19.70	$0.41	$0.63	$1.04	$–	$–	$–
Year Ended December 31, 2024	19.38	0.97	–(f)	0.97	(0.65)	(–)(f)	(0.65)
Year Ended December 31, 2023	21.98	0.99	(2.83)	(1.84)	(0.76)	(–)(f)	(0.76)
Year Ended December 31, 2022	22.93	0.32	3.14	3.46	(2.89)	(1.52)	(4.41)
Year Ended December 31, 2021	21.77	(0.05)	5.68	5.63	(4.47)	–	(4.47)
Year Ended December 31, 2020	22.64	0.05	(0.77)(g)	(0.72)	(0.15)	–	(0.15)
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Six Months Ended June 30, 2025 *	31.30	0.65	1.16	1.81	–	–	–
Year Ended December 31, 2024	30.66	1.54	0.23(g)	1.77	(1.12)	(0.01)	(1.13)
Year Ended December 31, 2023	34.58	1.56	(4.10)	(2.54)	(1.37)	(0.01)	(1.38)
Year Ended December 31, 2022	30.76	0.47	5.15	5.62	(1.74)	(0.06)	(1.80)
Year Ended December 31, 2021	25.20	(0.07)	8.18	8.11	(2.55)	–	(2.55)
Year Ended December 31, 2020	24.48	0.03	1.02	1.05	(0.33)	–	(0.33)
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Six Months Ended June 30, 2025 *	19.99	0.41	1.17	1.58	–	–	–
Year Ended December 31, 2024	21.61	1.07	(0.39)	0.68	(2.30)	(–)(f)	(2.30)
Year Ended December 31, 2023	24.73	1.07	(3.46)	(2.39)	(0.73)	–	(0.73)
Year Ended December 31, 2022	25.75	0.29	(1.13)	(0.84)	(0.18)	–	(0.18)
Year Ended December 31, 2021 (h)	25.00	(0.02)	1.17	1.15	(0.40)	–	(0.40)

*	Unaudited
(a)	Annualized for periods less than one year.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Not Annualized for periods less than one year.
(e)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.
(f)	Less than $0.005 per share.
(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(h)	For the period from September 22, 2021 (commencement of operations) through December 31, 2021.
Amounts listed as “–” are $0 or round to $0.
See accompanying notes to the consolidated financial statements.

Selected Data For A Share Outstanding Throughout The Periods Indicated
Per Share Operating Performance		Ratios/Supplemental Data
	Total Return	Ratios To Average Net Assets(a)				Supplemental Data
Net asset value, end of period	Net asset value(c), (d)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate(d), (e)

$20.74	5.27%	0.29%	0.26%	3.97%	4.01%	$1,581,597	–
19.70	5.08%	0.31%	0.26%	4.82%	4.87%	1,267,907	–
19.38	(8.35%)	0.32%	0.26%	4.71%	4.77%	806,398	–
21.98	15.13%	0.32%	0.26%	1.12%	1.18%	873,741	–
22.93	26.27%	0.30%	0.25%	(0.25%)	(0.20%)	639,804	–
21.77	(3.17%)	0.31%	0.25%	0.20%	0.26%	337,446	–

33.11	5.78%	0.34%	0.30%	3.93%	3.97%	279,789	–
31.30	5.87%	0.36%	0.30%	4.79%	4.85%	233,205	–
30.66	(7.36%)	0.37%	0.30%	4.67%	4.73%	219,205	–
34.58	18.33%	0.37%	0.30%	1.20%	1.27%	278,391	–
30.76	32.40%	0.35%	0.29%	(0.30%)	(0.24%)	87,653	–
25.20	4.29%	0.35%	0.29%	0.06%	0.12%	11,339	–

21.57	7.90%	0.48%	0.40%	3.88%	3.96%	21,572	–
19.99	3.17%	0.51%	0.40%	4.60%	4.71%	17,995	–
21.61	(9.61%)	0.54%	0.41%	4.55%	4.68%	22,696	–
24.73	(3.25%)	0.54%	0.40%	0.99%	1.13%	30,917	–
25.75	4.66%	0.47%	0.39%	(0.44%)	(0.35%)	27,035	–

Amounts listed as “-” are $0 or round to $0.
See accompanying notes to the consolidated financial statements.

Notes to Consolidated Financial Statements

June 30, 2025 (Unaudited)
1.    Organization
abrdn ETFs (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of three series: abrdn Bloomberg All Commodity Strategy K-1 Free ETF, abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (each a “Fund” and collectively, the “Funds”). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
Each of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF commenced investment operations on March 30, 2017. The abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF commenced investment operations on September 22, 2021.
Each Fund's investment objective seeks to provide investment results that closely correspond, before fees and expenses, to the performance of an underlying index (respectively, an “Index” and collectively the “Indices”). Prior to August 3, 2021, each of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF operated under certain different investment policies in connection with a change from an actively-managed ETF to a passively-managed ETF. Prior to changing from an actively-managed ETF to a passively-managed ETF, however, each of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF generally sought to hold similar interests to those included in its respective Index and sought exposure to many of the commodities included in the Index under the same futures rolling schedule as the Index.
Basis of Consolidation
The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Funds include the accounts of abrdn All Commodity Fund Limited, a wholly-owned controlled foreign corporation of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF, abrdn All Commodity Longer Dated Fund Limited, a wholly-owned controlled foreign corporation of the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and abrdn Industrial Metals Fund Limited, a wholly-owned controlled foreign corporation of the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF. Each of these subsidiaries is organized under the laws of the Cayman Islands (together, the “Subsidiaries” and, each, a “Subsidiary”). All intercompany balances and transactions between a Fund and its Subsidiary have been eliminated in consolidation.
Under normal market conditions, each Fund intends to invest in exchange traded commodity futures contracts through its Subsidiary. As a means to provide investment returns that are designed to track those of its underlying Index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles (such as exchange traded funds and other investment companies), swaps and exchange traded options on futures contracts, to the extent permitted under the 1940 Act and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange traded commodities futures contracts, “Commodities Instruments”). Each Fund may invest up to 25% of its total assets in its Subsidiary. As of June 30, 2025, the net assets of the abrdn All Commodity Fund Limited were $287,549,635, which was 18% of the net assets of abrdn Bloomberg All Commodity Strategy K-1 Free ETF. As of June 30, 2025, the net assets of the abrdn All Commodity Longer Dated Fund Limited were $51,868,216, which was 19% of the net assets of abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF. As of June 30, 2025, the net assets of the abrdn Industrial Metals Fund Limited were $4,383,148, which was 20% of the net assets of abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF.
As noted previously, each Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in its respective Subsidiary. Each Fund's investment in its respective Subsidiary is intended to enable such Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. Each Fund and its respective Subsidiary have the same investment objective. However, the Subsidiaries may invest without limitation in the Commodities Instruments.
The remainder of each Fund's assets that are not invested in its Subsidiary will be principally invested in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. Each Fund will use such instruments to generate a total return and to provide liquidity, serve as margin or otherwise collateralize investment in Commodities Instruments.

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
2.    Summary of Significant Accounting Policies
The Funds' consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – "Financial Services Investment Companies".
Investment Valuation
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund's NAV by the number of Fund shares outstanding.
In calculating each Fund's NAV, Fund investments generally are valued using market valuations. The Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair Value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Inc. (the "Advisor") as the valuation designee ("Valuation Designee") for the Funds to perform the fair valuation determinations relating to Fund investments for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds' NAV Calculation Time that may materially affect the value of the Funds' investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”
When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security or other asset is materially different than the value that could be realized upon the sale of such security or asset. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Index. This may adversely affect a Fund's ability to track its Index.
Various inputs are used in determining the fair value of each Fund's investments. These inputs are summarized in three levels listed below:
•	Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
•	Level 3— Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the six-month period ended June 30, 2025.
The following is a summary of the valuations as of June 30, 2025, for each Fund based upon the three levels defined above.
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Assets
Investments in Securities
Short-Term Investments	$74,738,645	$1,425,698,410	$–	$1,500,437,055
Total Investments	$74,738,645	$1,425,698,410	$–	$1,500,437,055
Other Financial Instruments
Futures Contracts	31,019,903	–	–	31,019,903
Total Investment Assets	$105,758,548	$1,425,698,410	$–	$1,531,456,958
Liabilities
Other Financial Instruments
Futures Contracts	$(34,073,883)	$–	$–	$(34,073,883)
Total Investment Liabilities	$(34,073,883)	$–	$–	$(34,073,883)
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Assets
Investments in Securities
Short-Term Investments	$10,994,844	$257,872,928	$–	$268,867,772
Total Investments	$10,994,844	$257,872,928	$–	$268,867,772
Other Financial Instruments
Futures Contracts	10,894,095	–	–	10,894,095
Total Investment Assets	$21,888,939	$257,872,928	$–	$279,761,867
Liabilities
Other Financial Instruments
Futures Contracts	$(9,663,350)	$–	$–	$(9,663,350)
Total Investment Liabilities	$(9,663,350)	$–	$–	$(9,663,350)
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Assets
Investments in Securities
Short-Term Investments	$776,536	$18,922,247	$–	$19,698,783
Total Investments	$776,536	$18,922,247	$–	$19,698,783
Other Financial Instruments
Futures Contracts	1,653,880	–	–	1,653,880
Total Investment Assets	$2,430,416	$18,922,247	$–	$21,352,663
Liabilities
Other Financial Instruments

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Futures Contracts	$(470,807)	$–	$–	$(470,807)
Total Investment Liabilities	$(470,807)	$–	$–	$(470,807)
Amounts listed as “–” are $0 or round to $0.
Money Market Instruments
Each Fund invests a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody's or “A-1+” or “A-1” by Standard & Poor's (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Derivatives
Each Fund uses derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Funds' use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.
Rule 18f-4 under the 1940 Act governs a registered investment company's use of derivatives and certain other instruments. Under Rule 18f-4, a fund must limit its derivatives exposure through a value-at-risk test, adopt and implement a derivatives risk management program, and comply with certain reporting requirements.
These requirements may limit the ability of a Fund to use derivatives and other relevant transactions as part of its investment strategies. These requirements may increase the cost of the Funds' investments and cost of doing business, which could adversely affect investors.
Commodity Futures
Each Fund, through its Subsidiary, invests in exchange traded commodity futures contracts as part of its principal investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiry) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.
Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiry dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. This limit could prevent a Fund from trading when it may otherwise be advantageous to do so. Even with daily price limits, commodity futures contracts have historically experienced greater price volatility than traditional assets such as stocks or bonds. Accordingly, the NAV of a Fund's shares may be subject to greater volatility than if the Fund only invested in stocks or bonds. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity. In order to comply with the position limits established by the CFTC and the relevant exchanges, the Advisor and/or Vident Advisory, LLC (d/b/a Vident Asset Management) (the "Sub-Advisor") could in the future reduce the size of positions that would otherwise be taken for a Fund or not trade in certain markets on behalf of a Fund in order to avoid exceeding such limits. A violation of position limits by the Advisor and/or Sub-Advisor could lead to regulatory action resulting in mandatory liquidation of certain

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
positions held by the Advisor and/or Sub-Advisor on behalf of a Fund. There can be no assurance that the Advisor and/or Sub-Advisor will liquidate positions held on behalf of all the Advisor and/or Sub-Advisor's accounts in a proportionate manner or at favorable prices, which could result in substantial losses to the Fund. Such policies could affect the nature and extent of derivatives use by the Fund. In addition, the CFTC has adopted amendments to its position limits rules that established certain new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and any OTC transactions that are economically equivalent to the 25 specified contracts. The limits may constrain the ability of the Funds to use such contracts. The amendments also modify the bona fide hedging exemption for which certain swap dealers were previously eligible, which could limit the amount of speculative OTC transaction capacity each such swap dealer would have available for the Funds going forward.
As futures contracts near expiry, they are often replaced with a later dated contract in a process known as “rolling”. This involves selling the contracts before they expire and purchasing similar contacts that have a later expiry date. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a 'roll yield' and this can be either a positive amount or a negative amount. Futures contracts may be satisfied at expiry by delivery of the relevant commodity from one party to the other.
Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).
Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts, their obligations will be to the clearing house and it will be the clearing house that is obliged to satisfy the Subsidiaries' rights under a commodity futures contract.
To ensure a party to a futures contract fulfills its obligations to the clearing house, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”). An exchange will set the margin requirements for the contracts which trade there and these can be modified by the terms of the futures contract. Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions, in which situation margin payments will continue to be required.
When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract means that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any gain or loss on London Metal Exchange (“LME”) futures contracts is not realized until their respective maturity dates. At a reporting period end, the net unrealized appreciation and depreciation on LME futures contracts is included in unrealized appreciation and unrealized depreciation on open futures contracts on the Consolidated Statements of Assets and Liabilities. Any margin deposited by a Subsidiary should earn interest income.
For the six-month period ended June 30, 2025, the average notional value of the Futures Contracts held by the Funds was as follows:
Derivative	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Long Futures Contracts	$1,478,813,393	$301,625,283	$30,664,175
Short Futures Contracts	$(71,543,816)	$(50,516,343)	$(9,731,626)

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
The following tables indicate the location of derivative instruments on the Consolidated Statements of Assets and Liabilities as well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Assets:
Unrealized appreciation on:
Futures Contracts	$–	$–	$–	$–	$31,019,903	$–	$31,019,903
Total	$–	$–	$–	$–	$31,019,903	$–	$31,019,903
Liabilities:
Unrealized depreciation on:
Futures Contracts	$–	$–	$–	$–	$34,073,883	$–	$34,073,883
Total	$–	$–	$–	$–	$34,073,883	$–	$34,073,883
Amounts listed as “–” are $0 or round to $0.
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Futures Contracts	$–	$–	$–	$–	$51,571,131	$51,571,131
Total	$–	$–	$–	$–	$51,571,131	$51,571,131
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations:
Futures Contracts	$–	$–	$–	$–	$(15,419,409)	$(15,419,409)
Total	$–	$–	$–	$–	$(15,419,409)	$(15,419,409)
Amounts listed as “–” are $0 or round to $0.
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Assets:
Unrealized appreciation on:
Futures Contracts	$–	$–	$–	$–	$10,894,095	$–	$10,894,095
Total	$–	$–	$–	$–	$10,894,095	$–	$10,894,095
Liabilities:
Unrealized depreciation on:
Futures Contracts	$–	$–	$–	$–	$9,663,350	$–	$9,663,350
Total	$–	$–	$–	$–	$9,663,350	$–	$9,663,350
Amounts listed as “–” are $0 or round to $0.

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Futures Contracts	$–	$–	$–	$–	$7,175,797	$7,175,797
Total	$–	$–	$–	$–	$7,175,797	$7,175,797
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations:
Futures Contracts	$–	$–	$–	$–	$1,166,994	$1,166,994
Total	$–	$–	$–	$–	$1,166,994	$1,166,994
Amounts listed as “–” are $0 or round to $0.
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Assets:
Unrealized appreciation on:
Futures Contracts	$–	$–	$–	$–	$1,653,880	$–	$1,653,880
Total	$–	$–	$–	$–	$1,653,880	$–	$1,653,880
Liabilities:
Unrealized depreciation on:
Futures Contracts	$–	$–	$–	$–	$470,807	$–	$470,807
Total	$–	$–	$–	$–	$470,807	$–	$470,807
Amounts listed as “–” are $0 or round to $0.
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Futures Contracts	$–	$–	$–	$–	$(1,400,638)	$(1,400,638)
Total	$–	$–	$–	$–	$(1,400,638)	$(1,400,638)
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations:
Futures Contracts	$–	$–	$–	$–	$2,442,414	$2,442,414
Total	$–	$–	$–	$–	$2,442,414	$2,442,414
Amounts listed as “–” are $0 or round to $0.

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
Taxes and Distributions
Each Fund intends to continue to qualify as a regulated investment company (a "RIC") by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no federal income tax provision is required in the financial statements.
The Subsidiaries are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly- owned controlled foreign corporations, the Subsidiaries' net income and capital gains, if any, will be included each year in the Funds' investment company taxable income.
As of June 30, 2025, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds' conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds pay out dividends and distribute net capital gains, if any, to shareholders at least annually. Ordinarily, dividends from net investment income, if any, are declared and paid annually by each Fund. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. These distributions may be taxed as ordinary income or capital gains.
The management of each Fund intends to make distributions that may be taxed as ordinary income or capital gains.
3.    Investment Transactions and Related Income and Expenses
Throughout the reporting period, investment transactions are recorded on trade date.
Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.
4.    Transactions with Related Parties, Investment Advisory Fees
Under the terms of the Trust's Investment Advisory Agreement (the "Investment Advisory Agreement"), the Advisor is subject to the supervision of the Board and is responsible for the day-to-day business of the Funds, including the day-to-day management of risk of the Funds in accordance with each Fund's investment objectives and policies. As compensation for its advisory services and assumption of each Fund's expenses, the Advisor is entitled to a management fee, computed daily and payable monthly, at an annual rate of 0.25% (abrdn Bloomberg All Commodity Strategy K-1 Free ETF), 0.29% (abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF) and 0.39% (abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF) of average daily net assets of the applicable Fund and its Subsidiary.
Pursuant to the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, including the fees payable to the Sub-Advisor, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Trustees of the Trust who are not officers, directors/trustees, partners or employees of the Advisor or its affiliates (the “Independent Trustees”); (iv) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Advisor. The expenses of the Funds for which the Advisor has agreed to pay pursuant to the Investment Advisory Agreement are referred to as “Covered Expenses”. The internal expenses of pooled investment

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
vehicles (such as exchange-traded funds and other unaffiliated investment companies) in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by the Advisor.
The Advisor also serves as advisor to each Fund's Subsidiary. Pursuant to the investment advisory agreement between each Fund's Subsidiary and the Advisor, the Advisor has agreed to pay all expenses incurred by the Subsidiary except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions); (ii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (iii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); and (iv) the advisory fee payable by the Subsidiary to the Advisor (if any).
Effective May 1, 2025, the Advisor eliminated the contractual management fees payable by each Subsidiary to the Advisor. Previously, the Advisor was entitled to a management fee from each Fund's respective Subsidiary, based on the average daily net assets of the Subsidiary, and at the same advisory fee rate as the Fund. Since each Fund's inception, the Advisor contractually waived (pursuant to a Subsidiary Fee Waiver Agreement) the management fees that it receives from each Fund in an amount equal to the management fee paid to the Advisor by each Subsidiary.
A Trustee and certain Officers of the Trust are employees of the Advisor or its affiliates, or the Administrator.
Under the sub-advisory agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Advisor and the Board. Under the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a fee, calculated daily and paid monthly, at an annual rate based on a percentage of the average daily net assets of each Fund, subject to a minimum annual fee, as set forth below:
Fund	Annual Rate	Minimum Annual Fee
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	0.055% on first $250 million	$18,000
	0.045% on next $250 million
	0.04% on assets over $500 million
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	0.04%	$18,000
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	0.04%	$18,000
5.    Administration Fees
abrdn Inc. (the “Administrator”) serves as the Funds' administrator, and State Street Bank and Trust Company (the “Sub-Administrator”) serves as sub-administrator. The Sub-Administrator provides certain administrative services to the Funds. For these services, the Sub-Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses that are paid by the Advisor as described above.
6.    Custodian Fees
State Street Bank and Trust Company (the “Custodian”) serves as custodian for the Funds in accordance with a Master Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses that are paid by the Advisor as described above.
7.    Trustees Fees
The Advisor pays the compensation for the Independent Trustees of the Trust. Effective January 1, 2024, each Independent Trustee receives an aggregate fee consisting of a $50,000 annual retainer and a $5,000 per meeting fee, payable quarterly, plus expenses, for his or her service as an Independent Trustee of the Trust and as a member of any Board committees. These fees and expenses are Covered Expenses that are paid by the Advisor as described above.

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
8.    Distribution and Service Plan
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds' distributor and distributes Creation Units (as defined in Note 9). Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which payment of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Funds. This fee is not a Covered Expense and therefore, if charged by the Distributor, it would be paid by the Funds.
9.    Issuance and Redemption of Fund Shares
Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) that have entered into agreements with the Fund's Distributor (“Authorized Participants” or, individually, an “Authorized Participant”) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as creation units ("Creation Units"), each of which is comprised of a specified number of shares. Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each Fund during the reporting period is presented on the Consolidated Statements of Changes in Net Assets. The Funds each offer one class of shares, which has no front end sales load, no deferred sales charge and no redemption fee.
Creation/Redemption Transaction Fee. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. Each Fund may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transaction fee(s). An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the applicable Fund and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the applicable Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services. To the extent a Fund cannot recoup the amount of transaction costs incurred in connection with a purchase or redemption because of the 2% transaction fee cap or otherwise, those transaction costs will be borne by the Fund and negatively affect the Fund's performance. Currently, the Funds only accept cash for the purchase or redemption of Creation Units.
Creation and Redemption Transaction Fees:
Fund	Transaction Fee*	Maximun Transaction Fee**
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	$100	2%
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	100	2
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	100	2

*	An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process.
**	In addition to the transaction fees listed above, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Advisor's view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by a Fund with respect to that transaction.
10.  Investment Transactions
For the six-month period ended June 30, 2025, there were no costs associated with securities purchased or proceeds from sales of securities as all of the operational Funds were invested in short-term securities only.

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
11.  In-Kind Transactions
Each Fund may deliver its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities can be transferred for redemptions at fair value. For financial reporting purposes, each Fund records net realized gains and losses in connection with each transaction. Each Fund may also receive securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six-month period ended June 30, 2025, there were no in-kind transactions.
12.  Principal Risks
The Funds' investments are subject to a variety of risks that may cause the Funds' NAVs to fluctuate over time. Therefore, the value of an investment in the Funds could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds' objectives. Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.
a.    Market Risk
The prices of the assets in which the Funds invest may decline for a number of reasons, including in response to local, regional or global economic developments, diplomatic developments or the imposition of sanctions and other similar measures (including the imposition of tariffs), war, acts of terrorism, the spread of infectious illness or other public health issues, or other events. Deteriorating market conditions might cause a general weakness in the markets that reduces the prices, or yield, of assets in which the Fund invests.
b.    Commodity Price Risk
The NAV of a Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.
c.    Commodity Sector Risks
The daily performance of the current, or "spot", price of certain commodities has a direct impact on Fund performance. To the extent that a Fund has significant exposure to a particular commodity sector, the Fund may be more susceptible to loss due to adverse occurrences affecting that sector, including a decline in the price of commodities in such sector.
•	Agricultural Sector Investment Risk. The daily performance of the spot price of certain agricultural commodities has a direct impact on Fund performance. Investments in the agriculture sector may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, legislative or regulatory developments relating to food safety, the imposition of tariffs and other restraints on trade, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund's control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can impact the demand for agricultural products and, in turn, the value of such investments.
•	Energy Sector Investment Risk. The daily performance of the spot price of certain energy-related commodities has a direct impact on Fund performance. Energy commodities' market values are significantly impacted by a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, significant world events, wars or armed conflicts in geographic areas where energy infrastructures and resources are concentrated, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization and technological advances. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund's performance. The energy sector has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.
•	Metals Sector Investment Risk.The daily performance of the spot price of certain industrial and precious metals has a direct impact on Fund performance. Investments in metals may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each metal, the strength of the domestic and global economy, international monetary policy, environmental or labor costs, as well as other significant events, including public health, war or armed conflict, political, legal, financial, accounting and tax matters that are beyond the Fund's

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
control. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.
d.    Passive Management Risk
Because the Funds are not “actively” managed, unless a specific security is removed from the Index, the Funds generally would not sell an investment because of the investment's performance. Additionally, unusual market conditions may cause the Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. Therefore, a Fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more investments. As the Fund may not fully replicate the Index, it is subject to the risk that the investment strategy of the Advisor or Sub-Advisor may not produce the intended results.
e.    Index Tracking Risk
As with all index funds, the performance of a Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. Index tracking risk may also occur because of differences between the investments held in the Fund's portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the need to meet various new or existing regulatory requirements, among other reasons. Moreover, the Fund may be delayed in purchasing or selling investments included in the Index. In addition, the Fund may not be fully invested in the investments included in the Index at all times or may hold investments that are not included in the Index. In addition, the Fund's use of a representative sampling approach may cause the Fund to not track the return of the Index as would be the case if the Fund purchased all of the instruments in the Index, or invested in them in the exact proportions in which they are represented in the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions. Index ETFs that track indices with significant weight in futures contracts issuers may experience higher index tracking risk than other index ETFs that do not track such indices.
f.    Index-Related Risk
There is no guarantee that a Fund's investment results will closely correspond, before fees and taxes, to the performance of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund's ability to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.
g.    Fixed-Income Securities Risk
Fixed income securities fluctuate in price based on changes in an issuer's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. The value of a fixed income security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed income securities are subject to, among other risks, credit risk, interest rate risk, inflation risk, market risk, liquidity risk, extension risk, and prepayment risk..
h.    Money Market Risk
Money market instruments may be subject to market risk and credit risk. There is no guarantee that money market instruments will maintain their value.
i.    Futures Contracts Risk
The primary risks associated with the use of futures contracts, or swaps or other derivatives referencing futures contracts, are: (i) an imperfect correlation between the value of the futures contract and the value of the underlying commodity; (ii) possible lack of a liquid secondary market for a futures contract; (iii) the inability to open or close a futures contract or cash commodity position when desired; (iv) losses caused by unanticipated market movement, which may result in losses in excess of the amount invested in the futures

Notes to Consolidated Financial Statements  (continued)

June 30, 2025 (Unaudited)
contract (and potentially may be unlimited); (v) in the event of adverse price movements, an obligation of the Fund to make daily cash payments to maintain its required margin, including at times when it may have insufficient cash and must sell securities from its portfolio to meet those margin requirements at a disadvantageous time; (vi) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund; and (vii) the possibility that rapid selling to avoid delivery of a commodity may result in unfavorable execution prices. Although it is intended that the Fund will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.
j.    Roll Yield
During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Funds holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of a Fund.
k.    Small Fund Risk (abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF)
There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
l.    Large Shareholder Risk. (abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF)
Certain shareholders, may from time to time own a substantial amount of the Fund's Shares. In addition, a third-party investor, the Advisor or an affiliate of the Advisor, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate the Fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares. A Fund may also experience adverse tax consequences as a result of a large shareholder transaction. For example, to the extent a Fund permits redemptions in cash, large redemptions by other investors that necessitate the sale of portfolio securities will accelerate the realization of taxable capital gains or losses by the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. Furthermore, purchases or redemptions of a large number of Shares relative to the size of a Fund will have adverse tax consequences limiting the use of any capital loss carryforwards and certain other losses to offset any future realized capital gains.
13.  Indemnifications
Under the Trust's organizational documents, the Trustees (and its directors, employees and agents) and the Advisor (and its members, managers, directors, officers, employees and affiliates) are indemnified by the Trust against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Funds expect the risk of loss to be remote.
14.  Advisor Beneficial Ownership
A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed to “control” (as defined in the 1940 Act) that Fund, and may be able to exercise a controlling influence over any matter submitted to shareholders of that Fund. As of June 30, 2025, the Advisor or its affiliates owned 36.50% of the outstanding shares of the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF. Accordingly, the Advisor and its affiliates may be deemed to “control” the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF as of that date.
15.  Segment Reporting
In this reporting period, the Trust adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted disclosures only and did not affect the Funds' financial position nor the results of its operations. Operating segments are components of a public entity that engage in business

Notes to Consolidated Financial Statements  (concluded)

June 30, 2025 (Unaudited)
activities from which it may recognize revenues and incur expenses, have discrete financial information available, and have their operating results regularly reviewed by the public entity's chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. The Chief Financial Officer of the Funds acts as the Funds' CODM. The CODM monitors the operating results of the Funds as a whole, and the Funds' asset allocation is managed in accordance with its Prospectus. Each Fund operates as a single operating and reporting segment pursuant to its investment objective and principal investment strategy. Each Fund's portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Funds' financial statements. Segment assets are reflected on the Funds' Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.
16.  Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements.

abrdn ETFs

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.

abrdn ETFs

Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
There were no matters submitted to a vote of shareholders during the period covered by this report.

abrdn ETFs

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
All fund expenses, including Trustee compensation, is paid by the Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds' Statement of Additional Information.
The aggregate remuneration paid by the Trust during the six-month period ended June 30, 2025:
(1)    All directors and all members of any advisory board for regular compensation: $0.
(2)    Each director and each member of an advisory board for special compensation: $0.
(3)    All officers: $0.
(4)    Each person of whom any officer or director of the Funds is an affiliated person: $0.

abrdn ETFs

Board Approval of Advisory and Sub-Advisory Agreements
Summary of Board Considerations in Approving the Investment Advisory and Sub-Advisory Agreements
At a regularly scheduled meeting (the “Meeting”) of the Board of Trustees (the “Board”) of abrdn ETFs (the “Trust”) held on June 9, 2025, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between abrdn Inc. (the “Advisor”) and the Trust, on behalf of the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF, abrdn Bloomberg All Commodity Strategy K-1 Free ETF, and abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (each a “Fund” and collectively, the “Funds”), as well as advisory agreements between the Advisor and each Fund’s respective Cayman subsidiary1 (“Subsidiary Advisory Agreements, together with the Advisory Agreement, the “Advisory Agreements”). The Board, including the Independent Trustees, also approved the continuation of separate sub-advisory agreements between Vident Advisory, LLC (“Vident”) and the Advisor, pursuant to which Vident provides services to the Funds and each Fund’s respective Cayman subsidiary (the “Sub-Advisory Agreements”). In connection with their consideration of whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements, the Board members received and reviewed a variety of information provided by the Advisor and Vident relating to the Funds, the Advisory Agreements, the Sub-Advisory Agreements, and the Advisor and Vident. The information provided to the Board members included (but was not limited to): comparative performance, fee and expense information (as well as information on the limitations of such comparable data) of a peer group of funds (the “Peer Funds”), as selected by Institutional Shareholder Services Inc. (“ISS”), an independent third-party provider of investment company data and other performance information. The Peer Funds presented for fee and expense data comparison consisted of a sub-set of the Morningstar Category and other industry peer funds as determined independently by ISS, and the Peer Funds presented for the performance data comparison consisted of the Funds’ Morningstar category, as determined by ISS. The Board also received information regarding relevant benchmark indices and information regarding the nature, extent and quality of services provided by the Advisor and Vident under the respective Agreements, including Vident’s activities to support the Advisor and the Advisor’s oversight of Vident.
The materials provided to the Board generally included, among other items: (i) information on the investment performance of the Funds and the performance of the Peer Funds, comparable funds, if any, and the Funds’ performance benchmarks; (ii) reports prepared by the Advisor and Vident in response to requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees; (iii) information on the Funds’ management fee and other expenses, including information comparing each Fund’s expenses to the Peer Funds, comparable funds, if any, and information about any applicable expense limitations; (iv) information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor; and (v) a memorandum from the Independent Trustees’ independent legal counsel and from Trust counsel on the responsibilities of the Board in considering for approval the investment advisory arrangements under the 1940 Act and Delaware law.
The Independent Trustees met with representatives of the Advisor and separately in executive session with independent legal counsel on June 9, 2025 to discuss the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees also met with representatives of the Advisor and Vident and separately in executive session with independent legal counsel on May 29, 2025 to discuss the materials provided to the Board by the Advisor and Vident in response to a request for information sent to them by the Independent Trustees’ independent legal counsel.
In evaluating whether to renew the Advisory Agreements and Sub-Advisory Agreements for each Fund, the Board considered numerous factors, including: (i) the nature, extent, and quality of the services provided to each Fund by the Advisor and Vident under the Advisory Agreements and the Sub-Advisory Agreements, respectively; (ii) the costs of the services provided to each Fund and the anticipated profits realized by the Advisor (and its affiliates) from their relationships with each Fund; (iii) each Fund’s total expense ratio as well as the management fee paid by each Fund pursuant to the Advisory Agreements relative to the total expense ratios of and the management fee charged to the Peer Funds; (iv) the investment performance of each Fund relative to that of its benchmark index as well as the performance of its Peer Funds; (vi) any additional benefits (such as soft dollars, if any) received by the Advisor, Vident or their respective affiliates; (v) the extent to which economies of scale are being realized by Shareholders and will be realized as each Fund’s assets increase; (vii) the Advisor’s and Vident’s compliance programs; and (viii) any other considerations deemed relevant by the Board. The Independent Trustees also discussed the Advisory Agreements and the Sub-Advisory Agreements in an executive session with independent legal counsel at which no representatives of the Advisor or Vident were present. No single factor reviewed by the Board was identified as the
{foots1}
1	Each Fund has a wholly owned Cayman subsidiary as follows: abrdn All Commodity Fund Limited is the Cayman subsidiary of abrdn Bloomberg All Commodity Strategy K-1 Free ETF; abrdn All Commodity Longer Dated Fund Limited is the Cayman subsidiary of abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF; and abrdn Industrial Metals Fund Limited is the Cayman subsidiary of abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF. The investment in the subsidiary enables the Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws, which limit the ability of registered funds to invest directly in commodity futures contracts. The subsidiary invests in the commodity futures contracts. Each subsidiary and its relevant fund have the same investment objective; however, the subsidiary may invest without limit in commodities.

abrdn ETFs

Board Approval of Advisory and Sub-Advisory Agreements  (continued)
principal factor in determining whether to renew the Advisory Agreements and the Sub-Advisory Agreements, and individual Trustees may have given different weight to various factors.
The discussion immediately below outlines in greater detail certain of the materials and information presented to the Board by the Advisor in connection with the Board’s consideration and approval of the continuation of the Advisory Agreements and the Sub-Advisory Agreements, and the conclusions made by the Board at the Meeting when determining to renew the Advisory Agreements and the Sub-Advisory Agreements.
Nature, Extent and Quality of Services. The Trustees reviewed information on the Advisor’s and Vident’s responsibilities pursuant to the Advisory Agreements and the Sub-Advisory Agreements, respectively, and the information the Advisor and Vident provided on how they discharged their duties.  The Trustees considered the Advisor’s and Vident’s personnel who provided services to the Funds, including their experience and qualifications. The Trustees also considered the resources of the Advisor and Vident that were devoted to the Funds, noting that the Advisor draws on the resources of its affiliates in providing services to the Funds. The Trustees noted that the Advisor also arranges for transfer agency, custody, fund administration and other non-distribution services for each Fund and its subsidiary, that such services (with specified exceptions) were provided for a “unitary fee” paid by each Fund and its subsidiary. The Trustees further noted that the Advisor had agreed to waive its management fee payable by each Fund equal to the amount incurred by the Fund’s respective subsidiary for the period of time that the Subsidiary Advisory Agreement included a fee and that the Subsidiary Advisory Agreement was amended effective May 1, 2025 to remove fees. The Board also received, reviewed and discussed with personnel of the Advisor and Vident information describing the Advisor’s and Vident’s business operations, financial condition, personnel, brokerage and other trading practices and historical investment performance.  The Trustees reviewed information regarding certain of the Advisor’s, Vident’s and the Funds’ compliance policies and procedures. The Board noted the financial risks assumed by the Advisor given the fee structure.  The Board also focused on the role of the Advisor in overseeing and monitoring Vident, the Sub-Advisor to each Fund, under the Sub-Advisory Agreements.
Based on the totality of the information considered, the Board concluded that the nature, extent and quality of the Advisor’s and Vident’s services provided to each Fund were of a high quality, and that the Advisor and Vident have provided and can continue to provide these services on an ongoing basis based on their respective experience, operations and resources.
Costs and Profitability. The Board then considered the Advisor’s costs in providing services to each Fund and the profits realized by the Advisor in connection with providing such services. The Board reviewed profit and loss information provided by the Advisor with respect to each of the Funds. The Board noted the Advisor’s representation of its long-term commitment to the success and growth of the Funds. The Board also considered how the Advisor’s profitability was affected by its obligations to pay third parties for, among other items included in the “unitary fee,” sub-advisory, custody and administrative services. Based on the totality of the information considered, the Board concluded that the Advisor’s profitability with respect to the Funds was reasonable and not excessive.
The Board noted that the fees under the Sub-Advisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate the Sub-Advisory Agreements with Vident, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the Board did not consider the profitability of Vident.
Fees and Expenses. The Board considered each Fund’s management  fee payable under the Advisory Agreement in relation to the estimated costs of the advisory and related services provided by the Advisor. They also reviewed each Fund’s expenses as compared to the Peer Funds that had been furnished by ISS as detailed for each Fund below:
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
This information showed that the Fund’s net management fee and total net expenses were below the median of the Peer Funds.
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
This information showed that the Fund’s net management fee and total net expenses were below the median of the Peer Funds.
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
This information showed that the Fund’s net management fee and total net expenses were below the median of the Peer Funds.
The Board noted that each Fund’s fee structure is a “unitary fee” structure under which each Fund pays a single fee out of which all of the Fund’s expenses, except for certain excluded expenses, are paid by the Advisor. The Board reviewed each Fund’s management fee and total expense ratio and noted that no changes were being proposed. The Board also considered information about the sub-advisory fees paid to Vident, noting that the Advisor paid the sub-advisory fees out of the management fee it received from each Fund. The Board took abrdn ETFs

Board Approval of Advisory and Sub-Advisory Agreements  (continued)
into account that the Advisor had agreed to waive its management  fee payable by each Fund equal to the amount incurred by the Fund’s respective subsidiary under the Subsidiary Advisory Agreement for the period of time that the Subsidiary Advisory Agreement included a fee, and that the Subsidiary Advisory Agreement was amended effective May 1, 2025 to remove fees. Based on the totality of the information considered, the Board concluded, with respect to each Fund, that the management fee appeared reasonable in light of the services rendered.
Investment Performance of each Fund. The Board reviewed reports comparing each Fund’s investment performance over time to the performance of the Fund’s benchmark index as well as the Peer Funds provided by ISS and other comparable funds, if any, provided by the Advisor.
Representatives of the Advisor provided information regarding, and discussed with the Board, the factors impacting the performance of each Fund and the relevant tracking error, including the impact of current market conditions.
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
The information comparing the Fund’s investment performance to the Fund’s Peer Funds and its benchmark showed, among other data, that the Fund outperformed the average of the Peer Funds for the 1-year period ended March 31, 2025, and underperformed the average of the Peer Funds for the 3- and 5-year periods ended March 31, 2025. The Trustees also noted that the Fund underperformed its benchmark for each of the time periods presented. The Board noted Management’s explanation for the differences that, while the Fund invests with the intent to track the performance of its benchmark index after expenses, factors such as differences between the actual rate of return on the investment of the Fund’s cash collateral and the hypothetical rate of return on cash collateral calculated by the benchmark index largely accounted for differences between the Fund’s performance after fees and expenses and that of its benchmark. The Board considered Management’s explanation of differences between the Fund and the Peer Funds, including the impact on the comparability of the ISS performance data, and also noted that the Fund’s investment objective and strategy had been changed in 2021 from active management to index tracking, and that performance prior to such date reflected the Fund’s prior investment objective and strategies.
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
The information comparing the Fund’s’ investment performance to the Fund’s Peer Funds and its benchmark showed, among other data, that the Fund outperformed the average of the Peer Funds for the 1-, 3- and 5-year periods ended March 31, 2025, but underperformed its benchmark for each of the time periods presented. The Board noted Management’s explanation for the differences that, while the Fund invests with the intent to track the performance of its benchmark index after expenses, factors such as differences between the actual rate of return on the investment of the Fund’s cash collateral and the hypothetical rate of return on cash collateral calculated by the benchmark index largely accounted for differences between the Fund’s performance after fees and expenses and that of its benchmark.  The Board considered Management’s explanation of differences between the Fund and the Peer Funds, including the impact on the comparability of the ISS performance data, and also noted that the Fund’s investment objective and strategy had been changed in 2021 from active management to index tracking, and that performance prior to such date reflected the Fund’s prior investment objective and strategies.
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
The information comparing the Fund’s’ investment performance to the Peer Funds and its benchmark showed, among other data, that the Fund underperformed its benchmark and the average of the Peer Funds for the 1- and 3-year periods ended March 31, 2025. The Board noted Management’s explanation for the differences that, while the Fund invests with the intent to track the performance of its benchmark index after expenses, factors such as the differences between the actual rate of return on the investment of the Fund’s cash collateral and the hypothetical rate of return on cash collateral calculated by the benchmark index largely accounted for differences between the Fund’s performance after fees and expenses and that of its benchmark. The Board considered Management’s explanation of differences between the Fund and the Peer Funds, including the impact on the comparability of the ISS performance data, and also noted that the Fund’s investment objective and strategy had been changed in 2021 from active management to index tracking, and that performance prior to such date reflected the Fund’s prior investment objective and strategies.
With respect to each of the Funds, the Board noted that comparability between the Funds and their respective Peer Fund fees, expenses and performance would likely continue to be impacted by the differing indices pursued by the Peer Funds. The Board further noted that the comparability of the respective benchmark performance to the performance of the Funds would also likely continue to be impacted due to expenses and variations in collateral returns.  The Board considered the reasons provided by Management for each Fund’s relative underperformance. Based on the totality of the information considered, the Board concluded that the investment results that the Advisor had achieved for the Funds were generally consistent with the Funds’ investment objectives of achieving the return of a specified index after expenses.

abrdn ETFs

Board Approval of Advisory and Sub-Advisory Agreements  (concluded)
Direct and Indirect Benefits. The Board then considered whether or the extent to which the Advisor or Vident derives any direct, ancillary or indirect benefits that could accrue to the Advisor or Vident from the Funds’ operations as a result of the Advisor’s or Vident’s relationship with each Fund. The Board recognized the services provided to the Funds by affiliates of the Advisor and the related compensation paid by the Fund for those services. The Board also considered whether any of the Advisor’s or Vident’s affiliates might benefit from the Funds’ operations. Based on the totality of the information considered, the Board concluded that any benefits accruing to the Advisor or Vident by virtue of their respective relationships with the Funds appeared to be reasonable.
Economies of Scale. The Board next considered the absence of breakpoints in the Funds’ management fee schedules and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in each Fund’s asset levels should the assets of the Funds increase in future years. The Board considered that Vident’s fee included breakpoints but that the benefits of these breakpoints, if any, are retained by the Advisor.  The Board also considered that the Funds benefit from being part of a larger mutual fund complex. Based on the totality of the information considered, the Board determined that it would monitor potential economies of scale that could be shared with the Funds, as well as the appropriateness of introducing breakpoints if the assets of the Funds increase in the future.
Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information the Trustees believed relevant in the exercise of their individual reasonable business judgment, the Board, including the Independent Trustees, with the assistance of Trust Counsel and Independent Counsel to the Independent Trustees, unanimously concluded that the terms of the Advisory Agreements and the Sub-Advisory Agreements, including the fees to be paid thereunder, were fair and reasonable and approved the continuation of the Advisory Agreements and the Sub-Advisory Agreements.

abrdn ETFs
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
Must be accompanied or preceded by a Prospectus.
Distributor: ALPS Distributors, Inc.

(b)	Financial Highlights are included in the response to Item 7(a), above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included in the response to Item 7, above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of investment advisory contracts is included in the response to Item 7, above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. – Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(5) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn ETFs

By:	/s/ Alan Goodson
Alan Goodson
President (Principal Executive Officer)
September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson
President (Principal Executive Officer)
September 8, 2025

By:	/s/ Michael Marsico
Michael Marsico
Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
September 8, 2025